Other current receivables	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other current receivables	Trade receivables
The tables below detail the trade receivables balances as of March 31, 2023 and March 31, 2022:

As of March 31, 2023
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	151,790	38,065	3,676	193,531
Less: Loss allowance	(1,889)	—	(173)	(2,062)
Total	149,901	38,065	3,503	191,469

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	122,895	30,949	1,434	155,278
Trade receivables overdue:
Up to 3 months	23,379	7,113	1,086	31,578
3 months - 6 months	958	—	537	1,495
More than 6 months	2,669	3	446	3,118
Total	149,901	38,065	3,503	191,469

As of March 31, 2022
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	73,969	24,815	3,406	102,190
Less: Loss allowance	(1,864)	—	(264)	(2,128)
Total	72,105	24,815	3,142	100,062

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	61,878	24,532	1,559	87,969
Trade receivables overdue:
Up to 3 months	8,889	274	1,503	10,666
3 months - 6 months	744	—	39	783
More than 6 months	594	9	41	644
Total	72,105	24,815	3,142	100,062
Trade receivables overdue relate to a number of independent customers for whom there is no recent history of defaults.
The fair value of trade receivables approximates the carrying amount, net of the expected credit losses.
The table below details the movements of the expected credit losses of trade receivables:

(EUR thousand)	For the financial year ended March 31
Movements of the expected credit losses of trade receivables	2023	2022
Opening balance at April 1	(2,128)	(4,117)
Income statement charge for the year	(614)	(515)
Write-offs	142	860
Reversal of unused amounts	510	1,563
Exchange differences	28	81
Closing balance at March 31	(2,062)	(2,128)
The recognition and release of expected credit losses for impaired trade receivables have been included in operating expenses in the income statement. Amounts charged to the allowance account are generally written off when there is no expectation of recovering additional cash. The maximum exposure to credit risk at the reporting date is the carrying value of trade receivables and it is managed by each business unit based on an extensive credit rating scorecard and individual credit limits are defined in accordance with this assessment.
Other current receivables

(EUR thousand)	As of March 31
Other current receivables	2023	2022
Input VAT	11,434	9,541
DCC receivables	10,327	7,763
Advances and deposits	3,903	3,482
Withholding taxes	3,064	2,247
Government grants	1,260	1,726
Derivative financial instruments	107	—
Others	1,274	1,075
Total	31,369	25,834
DCC receivables include acquirer settlements (financial institutions that process credit or debit card payments on behalf of a merchant) for which cash was not yet received at year end.
Government grants both as of March 31, 2023, and March 31, 2022 mostly comprise of COVID-19 relief measures.